Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

16. Related Party Transactions

On January 10, 2014, we entered into an arrangement with Equity Dynamics, Inc. for monthly strategic consulting services. Such services include acquisition activities and the securing of debt financing. As part of the arrangement, Equity Dynamics, Inc. will receive a monthly fee of $10,000 for performance of such consulting services. Equity Dynamics, Inc. is a company owned by John Pappajohn, and Matt Kinley serves as its Executive Vice President. Mr. Pappajohn and Mr. Kinley are both members of our Board of Directors.
In addition, see discussion of other related party transactions in Note 10 — Private Placement/Equity and Note 13 — Warrants.
In connection with the acquisitions of Mid-South, MedHelp, and Stat Medical Care, we retained the seller physicians as employees upon closing. Refer to Note 6 — Lines of Credit, Promissory Notes, and Notes Payable for the terms of the promissory notes.